ACQUISITION OF CONSTELLIUM-BOWLING GREEN - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 09, 2019	Dec. 31, 2019	Dec. 31, 2020	Jan. 10, 2019
Disclosure of detailed information about business combination [line items]
Preexisting trade receivables with acquiree		€ 393	€ 341
Constellium-UACJ ABS LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interest acquired				49.00%
Consideration transferred				€ 87
Fair value of previously held interest				69
Preexisting trade receivables with acquiree				38
Goodwill				€ 24
Acquisition-related costs recognized as expense in other gains / (losses)		1
Combined revenue		333
Combined net loss		€ 48
Constellium-UACJ ABS LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	51.00%